SEGMENTED INFORMATION - Summary of Geographical Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 651	$ 787	$ 1,443	$ 1,612
Consolidated property, plant and equipment and equity-accounted investments	30,306		30,306		$ 32,603
United States
Disclosure of operating segments [line items]
Revenues	231	294	530	596
Consolidated property, plant and equipment and equity-accounted investments	14,942		14,942		14,952
Colombia
Disclosure of operating segments [line items]
Revenues	189	231	436	488
Consolidated property, plant and equipment and equity-accounted investments	6,370		6,370		7,353
Canada
Disclosure of operating segments [line items]
Revenues	97	97	187	181
Consolidated property, plant and equipment and equity-accounted investments	4,026		4,026		4,268
Brazil
Disclosure of operating segments [line items]
Revenues	71	99	156	199
Consolidated property, plant and equipment and equity-accounted investments	2,659		2,659		3,631
Europe
Disclosure of operating segments [line items]
Revenues	16	27	43	69
Consolidated property, plant and equipment and equity-accounted investments	1,455		1,455		1,539
Asia
Disclosure of operating segments [line items]
Revenues	47	$ 39	91	$ 79
Consolidated property, plant and equipment and equity-accounted investments	$ 854		$ 854		$ 860